Annual Total Returns - VIPHealthCarePortfolio-Service2PRO - VIPHealthCarePortfolio-Service2PRO - VIP Health Care Portfolio	Aug. 04, 2023
Bar Chart Table:
Annual Return, Inception Date	Apr. 11, 2019
VIP Health Care Portfolio - Service Class 2
Bar Chart Table:
Annual Return 2020	21.28%
Annual Return 2021	11.45%
Annual Return 2022	(12.62%)